Derivative financial instruments and debt excluding lease liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Carrying amount	$ 71,736	$ 79,594
Fair value	$ 78,216	$ 88,294